UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)

                                   ----------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-2533

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

SEI OPPORTUNITY FUND, L.P. (INLIQUIDATION)

Financial Statements and Additional Information

Year ended March 31, 2009

With Report of Independent Registered Public Accounting Firm

                   SEI Opportunity Fund, L.P. (in liquidation)
                              Financial Statements
                            Year ended March 31, 2009

                                    CONTENTS

With Report of Independent Registered Public Accounting Firm .............     1
Financial Statements
Schedule of Investments ..................................................     2
Statement of Assets and Liabilities ......................................     5
Statement of Operations ..................................................     6
Statement of Changes in Partners' Capital ................................     7
Statement of Cash Flows ..................................................     8
Notes to Financial Statements ............................................     9
Additional Information (Unaudited)
Directors and Officers of the Fund .......................................    21

The Fund files their complete schedule of portfolio holdings of the SEI Opportunity Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of SEI Opportunity Fund, LP

We have audited the accompanying statement of assets and liabilities of SEI Opportunity Fund, L.P. (in liquidation) (the "Fund"), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Fund's Board of Directors decided that it was in the best interests of the Fund and its investors to terminate the Fund's investment program and to liquidate its assets. As a result, the Fund changed its basis of accounting to a liquidation basis on the basis described in the proceeding paragraph.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Fund, L.P. (in liquidation) at March 31, 2009, the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                             (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
May 28, 2009

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Schedule of Investments
                                 March 31, 2009

                               (PERFORMANCE GRAPH)

          SECTOR WEIGHTINGS ( BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

Long/Short Equity          21.8%
Credit Hedging             19.9%
Multi-Strategy             18.6%
Distressed Debt            15.6%
Short-Term Investments      9.4%
Global Macro                7.5%
Fixed Income                5.5%
Convertible Bond Hedging    1.7%

                                                         FIRST                                  % OF
                                                      ACQUISITION                             PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                           DATE         COST      FAIR VALUE    CAPITAL   LIQUIDITY**
-------------------------------                       -----------   ----------   ----------   --------   -----------
Convertible Bond Hedging*:
      Lydian Partners II, LP (e) (f)                   10/01/2003   $1,896,400   $  605,034     1.77%     Quarterly
                                                                    ----------   ----------    -----
Total Convertible Bond Hedging                                       1,896,400      605,034     1.77%
Credit Hedging*:
   Brigade Leveraged Capital Structures Fund, LP       05/01/2007    1,950,912    1,749,344     5.12%     Quarterly
   ICP Strategic Credit Income Fund, LP (d) (e) (f)    09/01/2007    1,800,000    1,666,322     4.88%     Quarterly
   Solus, LLC (e)                                      01/01/2004    2,005,434    2,159,631     6.33%     Quarterly
   Southpaw Credit Opportunity Partners, LP (f)        08/01/2005    1,349,485    1,379,561     4.04%     Quarterly
   Strategic Value Credit Opportunities Fund, LP(c)    09/01/2005      132,112       44,519     0.13%     Quarterly
                                                                    ----------   ----------    -----
Total Credit Hedging                                                 7,237,943    6,999,377    20.50%
Distressed Debt*:
   Highland Crusader Fund, LP (c)                      12/01/2005    1,520,000      315,832     0.93%    Semi-Annual
   Ironshield Special Situations Fund, LP              10/01/2007    2,200,000    1,820,892     5.33%     Quarterly
   MWAM Opportunity Fund, L.P(g)                       09/01/2008    1,000,000      672,418     1.97%     Quarterly
   Strategic Value Restructuring Fund, LP (f) (g)      01/01/2006    1,780,000    1,599,015     4.68%       Annual
   Victory Park Capital, LP(g)                         08/01/2008    1,000,000    1,061,732     3.11%     Quarterly
                                                                    ----------   ----------    -----
Total Distressed Debt                                                7,500,000    5,469,889    16.02%

                   SEI Opportunity Fund, L.P. (in liquidation)
                       Schedule of Investments (continued)
                                 March 31, 2009

                                                         FIRST                                    % OF
                                                      ACQUISITION                               PARTNERS
INVESTMENTS IN INVESTMENT FUNDS                          DATE           COST       FAIR VALUE    CAPITAL   LIQUIDITY**
-------------------------------                       -----------   -----------   -----------   --------   -----------
Fixed Income*:
   Sorin Fund, LP (e)                                  03/01/2007   $ 2,700,311   $ 1,930,399     5.65%     Quarterly
                                                                    -----------   -----------    -----
Total Fixed Income                                                    2,700,311     1,930,399     5.65%
Global Macro*:
   First Quadrant Customized Global Macro
      Fund, Ltd. (b)                                   01/01/2008     1,839,708     1,587,085     4.65%      Monthly
   Third Wave Global Macro Fund LP (e)                 03/01/2008     1,229,027     1,045,845     3.06%     Quarterly
                                                                    -----------   -----------    -----
Total Global Macro                                                    3,068,735     2,632,930     7.71%
Long/Short Equity*:
   Alydar QP Fund, LP                                  02/01/2004       967,569     1,113,448     3.26%     Quarterly
   Arcoda Global Healthcare Fund LP(g)                 10/01/2008     1,000,000       966,754     2.83%     Quarterly
   Boathouse Row I, LP                                 01/01/2006       946,984     1,349,530     3.95%     Quarterly
   GPS Income Fund, LP(c)                              09/01/2006       777,158       333,192     0.98%     Quarterly
   GPS New Equity Fund, LP(c)                          05/01/2007       121,560        38,097     0.11%     Quarterly
   Highline Capital Partners QP, LP                    01/01/2006     1,013,358     1,019,672     2.99%     Quarterly
   Longbow Partners, LP                                03/01/2007       567,299       556,883     1.63%     Quarterly
   Mercury Asia Real Estate Securities Fund, LP (c)    10/01/2007     1,900,000       757,677     2.22%     Quarterly
   Southport Millennium Fund II, LP                    07/01/2007       906,484       538,007     1.58%     Quarterly
   Tiger Consumer Partners LP                          12/01/2006       931,854       993,411     2.91%     Quarterly
                                                                    -----------   -----------    -----
Total Long/Short Equity                                               9,132,266     7,666,671    22.46%
   Multi-Strategy*:
   AB2 Fund (b)                                        01/01/2008     1,981,415     2,714,136     7.95%      Monthly
   Maple Leaf Macro Volatility Fund, LLC (f)           03/01/2008       754,408       672,141     1.97%      Monthly
   Sandelman Partners Multi- Strategy Fund,
      LP (c) (f)                                       01/01/2007       716,773       388,882     1.14%     Quarterly
   Tennenbaum Multi Strategy Fund I, LLC (c)           08/01/2008     2,000,000       843,002     2.47%     Quarterly
   Vicis Capital Fund (b)                              09/01/2005     1,499,470     1,908,449     5.59%     Quarterly
                                                                    -----------   -----------    -----
Total Multi-Strategy                                                  6,952,066     6,526,610    19.12%
                                                                    -----------   -----------    -----
Total Investments                                                   $38,487,721   $31,830,910    93.23%
                                                                    ===========   ===========    =====

                   SEI Opportunity Fund, L.P. (in liquidation)
                       Schedule of Investments (continued)
                                 March 31, 2009

                                                                                       % OF
                                                                                     PARTNERS
SHORT-TERM INVESTMENTS                                       COST       FAIR VALUE    CAPITAL
----------------------                                   -----------   -----------   --------
Registered Investment Companies
   CITI Funds, Institutional Liquid Reserves, Class A,
   0.730% (shares 192,493)                               $   192,493   $   192,493      0.56%
   Federal Prime Value Obligation Fund, 0.970%
   (shares 3,076,828)                                      3,076,828     3,076,828      9.01%
                                                         -----------   -----------    ------
Total Registered Investment Companies                    $ 3,269,321   $ 3,269,321      9.57%
                                                         -----------   -----------    ------
Total Investments and
   Short-Term Investments (a)                            $41,757,042   $35,100,231    102.80%
                                                         ===========   ===========    ======

Percentages are based on Net Assets of $34,143,216

*    Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period per the offering documents.

(a) The aggregate cost of investments for tax purposes was $41,757,042. Net unrealized depreciation on investments for tax purposes was $6,656,811 consisting of $2,004,001 of gross unrealized appreciation and $8,660,812 of gross unrealized depreciation.

(b) Investment Fund is domiciled in the Cayman Islands. The total value of such investments as of March 31, 2009 was $6,209,670 and represented 18.19% of partners' capital. Remaining Investment Funds are domiciled in the United States.

(c) Investment fund is in liquidation. Distributions from the Investment Funds in liquidation may be received at anytime, subject to the discretion of the Investment Fund.

(d) Investment fund fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such Investment Funds as of March 31, 2009 was $1,666,322 and represented 4.88% of Net Assets. See discussion in Note 2 of the financial statements.

(e) Investment fund suspended or gated redemption as of March 31, 2009. The suspension may be lifted at anytime, subject to the discretion of the Investment Fund. See discussion in Note 7 of the financial statements.

(f) All or a portion of the Investment in Investment Funds is held in side pockets, which have restricted liquidity.

(g) The total Investment Fund is still in its initial lock - up period. The frequency of redemptions may be extended until the Investment Fund exits this period.

The investments in Investment Funds shown above have been fair valued in accordance with procedures established by the Board of Directors.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   SEI Opportunity Fund, L.P. (in liquidation)
                       Statement of Assets and Liabilities
                                 March 31, 2009

ASSETS
Investments in investment funds, at fair value
   (cost $41,757,042)                                  $31,830,910
Investments in short-term investments, at fair value
   (cost $3,269,321)                                     3,269,321
Receivable for investment funds sold                     5,276,540
Other assets                                                 4,051
                                                       -----------
Total assets                                           $40,380,822
                                                       ===========
LIABILITIES
Capital withdrawals payable                            $ 6,031,993
Advisory fees payable                                       34,199
Investor servicing fees payable                             15,975
Administration fees payable                                  8,423
Other accrued expenses                                     147,016
                                                       -----------
Total liabilities                                        6,237,606
                                                       -----------
PARTNERS' CAPITAL
General partners' capital                              $     1,650
Limited partners' capital                               34,141,566
                                                       -----------
   Total partners' capital                             $34,143,216
                                                       -----------
Total liabilities and partners' capital                $40,380,822
                                                       ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Statement of Operations
                        For the year ended March 31, 2009

INVESTMENT INCOME:
Interest                                                      $    150,388
FUND EXPENSES:
   Advisory fees                                                   510,795
   Professional fees                                               293,480
   Investor servicing fees                                         287,575
   Insurance fees                                                  136,656
   Administration fees                                             133,639
   Printing fees                                                    49,000
   Directors' fees                                                  30,000
   Registration fees                                                10,501
   Other fees                                                       11,500
                                                              ------------
TOTAL FUND EXPENSES                                              1,463,146
   Expense waiver                                                 (464,548)
                                                              ------------
Net expenses                                                       998,598
                                                              ------------
Net investment loss                                               (848,210)
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                  (904,407)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (9,221,391)
                                                              ------------
      Net realized and unrealized loss on investments          (10,125,798)
                                                              ------------
Net decrease in partners' capital resulting from operations   $(10,974,008)
                                                              ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Statement of Changes in Partners' Capital
              For the years ended March 31, 2009 and March 31, 2008

                                                                                    LIMITED
                                                                       GENERAL     PARTNERS'
                                                                       PARTNER      CAPITAL         TOTAL
                                                                       -------   ------------   ------------
FOR THE YEAR ENDED MARCH 31, 2009 (LIQUIDATION BASIS)
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $  (18)   $   (848,192)  $   (848,210)
Net realized loss on investment funds                                     (14)       (904,393)      (904,407)
Net change in unrealized depreciation on investment funds                (205)     (9,221,186)    (9,221,391)
                                                                       ------    ------------   ------------
Net decrease in partners' capital derived from investment activities     (237)    (10,973,771)   (10,974,008)
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                      --       2,656,014      2,656,014
Capital withdrawals                                                        --     (14,987,292)   (14,987,292)
                                                                       ------    ------------   ------------
Net decrease in partners' capital derived from capital transactions        --     (12,331,278)   (12,331,278)
Net decrease in partners' capital                                        (237)    (23,305,049)   (23,305,286)
Partners' capital March 31, 2008                                        1,887      57,446,615     57,448,502
                                                                       ------    ------------   ------------
Partners' capital March 31, 2009                                       $1,650    $ 34,141,566   $ 34,143,216
                                                                       ======    ============   ============

                                                                                    LIMITED
                                                                       GENERAL     PARTNERS'
                                                                       PARTNER      CAPITAL         TOTAL
                                                                       -------   ------------   ------------
FOR THE YEAR ENDED MARCH 31, 2008
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $   (5)   $  (941,709)   $  (941,714)
Net realized loss on investment funds
   and investments funds allocated from SEI Opportunity Master Fund,
   L.P.                                                                    (1)      (132,423)      (132,424)
Net change in unrealized appreciation on investment funds
   and investments funds allocated from SEI Opportunity Master Fund,
   L.P.                                                                     3        508,241        508,244
                                                                       ------    -----------    -----------
Net decrease in partners' capital derived from investment activities       (3)      (565,891)      (565,894)
PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                      --     29,043,693     29,043,693
Capital withdrawals                                                        --     (4,477,079)    (4,477,079)
                                                                       ------    -----------    -----------
Net increase in partners' capital derived from capital transactions        --     24,566,614     24,566,614
Net increase (decrease) in partners' capital                               (3)    24,000,723     24,000,720
Partners' capital March 31, 2007                                        1,890     33,445,892     33,447,782
                                                                       ------    -----------    -----------
Partners' capital March 31, 2008                                       $1,887    $57,446,615    $57,448,502
                                                                       ======    ===========    ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Statement of Cash Flows
                        For the year ended March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in partners' capital derived resulting from operations              $(10,974,008)
   Adjustments to reconcile net decrease in partners' capital resulting from operations to net cash provided by operating activities:
      Purchases of investment funds                                                  (13,007,733)
      Net purchases of short term investments                                         (3,269,321)
      Proceeds from sales of investment funds                                         20,359,127
      Net realized loss on investment funds                                              904,407
      Net change in unrealized appreciation/depreciation on investment funds           9,221,391
      Decrease in investments funds paid for in advance                                4,000,000
      Increase in receivable for investment funds sold                                (1,045,465)
      Decrease in due from Adviser                                                        61,962
      Decrease in other assets                                                            66,640
      Decrease in investor servicing fees payable                                        (10,893)
      Decrease in administration fees payable                                             (5,744)
      Decrease in advisory fees payable                                                  (14,976)
      Increase in other accrued expenses                                                 111,377
                                                                                    ------------
   Net cash provided by operating activities                                           6,396,764
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                               2,148,522
   Capital withdrawals                                                                (8,955,299)
                                                                                    ------------
   Net cash used in financing activities                                              (6,806,777)
Decrease in cash                                                                        (410,013)
CASH
   Beginning of year                                                                     410,013
                                                                                    ------------
   End of year                                                                      $         --
                                                                                    ============
SUPPLEMENTAL INFORMATION:
      Interest paid                                                                 $        502
                                                                                    ------------
NON-CASH OPERATING ACTIVITIES:
Transfer of interest in investment in Strategic Value Credit Opportunity Fund, LP
   to Strategic Value Restructuring Fund, LP                                        $    500,000
                                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                   SEI Opportunity Fund, L.P. (in liquidation)
                          Notes to Financial Statements
                                 March 31, 2009

1. ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. Prior to December 31, 2007, the Fund was a feeder fund in a master/feeder structure, and had invested substantially all of its assets in SEI Opportunity Master Fund, LP (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company. The master/feeder structure was designed to permit the pooling of the Fund's assets with other investors with similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the Fund's separate identity. Effective December 31, 2007, the Fund reorganized and eliminated the master/feeder structure. The Fund currently invests directly in various private investment funds ("Investment Funds"). On December 31, 2007, the Fund received from the Master Fund $53,742,688 consisting of $45,417,287 in Investment Funds (with an unrealized gain of $4,725,663), other assets of $8,382,386 and other liabilities of $56,985. The Master Fund liquidated its last investment on June 30, 2008. The Fund shall have perpetual existence under the terms of the Limited Partnership Agreement ("Agreement") dated June 30, 2003. The Partnership commenced operations on November 21, 2003. All references herein to the master/feeder structure relationship shall be applicable through December 31, 2007.

The Fund's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, serves as the Investment Adviser to the Fund.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Fund certain amounts distributed to the Limited Partner.

On March 24, 2009, the Board of Directors of the SEI Opportunity Fund, L.P. determined that due to a decrease in assets under management attributable to recent market conditions, declines in new subscriptions and increased withdrawals, it was in the best interest of the Fund and its shareholders to approve a plan of liquidation of the Fund. Pursuant to the plan, the Fund has discontinued offering interests in the Fund to new and existing investors. Further, the Fund will no longer conduct quarterly tender offers to repurchase from investors their interests in the Fund.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

1. ORGANIZATION (CONCLUDED)

Effective March 31, 2009, the Fund has changed its basis of accounting for periods subsequent to March 31, 2009 from going concern basis to liquidation basis and liquidation of the investors' interests starting April 1, 2009 will be pursuant to the plan of liquidation of the Fund.

The plan of liquidation of the Fund provides for the establishment of a reserve for estimatable future liabilities and debts of the Fund, which the Adviser of the Fund is in the process of determining and which is expected to be immaterial to the net asset value of the Fund. The Adviser of the Fund has voluntarily agreed that all fees charged by SEI or its affiliates to the Fund, including investor servicing fees, custody fees, the advisory fee and administrative fees, shall be waived, effective April 1, 2009, will be pursuant to the plan of liquidation of the Fund.

The term "in liquidation" in the financial statements shall be understood to represent the basis of presentation for accounting purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies and reporting followed by the Fund in preparing the financial statements.

The basis of accounting is in conformity with US generally accepted accounting principle on a liquidation basis. The financial amounts are in US dollars.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Fund deems these estimates reasonable.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors (the "Board"). Investments in investment funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each investment fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Fund's valuation. Usually the fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with U.S. GAAP or other similar principals, which would be the amount received if sold. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Fund's Board. The Fund's fair value procedures are implemented through a fair value committee designated by the Fund's Board.

The investment classification by strategy reflected in the accompanying schedule of investments represents the Adviser's most meaningful presentation of the classification of the strategies of the Investment Funds

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONCLUDED)

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the year ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. Considerable judgment is required to interpret the factors used to develop estimates of fair value.

The securities that are valued by the Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

INVESTMENTS IN SECURITIES      LEVEL 1    LEVEL 2     LEVEL 3        TOTAL
-------------------------    ----------   -------   -----------   -----------
SEI Opportunity Fund, L.P.   $3,269,321     $--     $31,830,910   $35,100,231

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                    SEI OPPORTUNITY FUND,
                                             L.P.
                                    ---------------------
BEGINNING BALANCE AS OF 3/31/08          $49,308,102
Realized gain                               (904,407)
Change in unrealized depreciation         (9,221,391)
Net purchase/sales                        (7,351,394)
                                         -----------
ENDING BALANCE AS OF 3/31/09             $31,830,910
                                         ===========

Net change in unrealized depreciation from Level 3 investments still held as of March 31, 2009 is ($8,589,239).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the weighted average cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income. For the year ended March 31, 2009, there were no distributions from Investment Funds.

FUND EXPENSES

The Fund bears all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

TAXATION

The Fund intends to be treated as a partnership for Federal, state, and local income tax purposes. The Fund is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

For the year ended March 31, 2009, in accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies," the Fund reclassified ($848,210) and ($904,407) from accumulated net investment income (loss) and accumulated net realized gain (loss), respectively, to net partners' capital. The reclassification was to reflect, as an adjustment to net partners' capital, the amount of taxable income or loss that have been allocated to the Partners and has no effect on net assets.

Effective September 30, 2007, the Fund adopted the Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXATION (CONCLUDED)

positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. Tax positions not deemed to meet the "more likely than not" threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. As of and during the year ended March 31, 2009, the Fund did not have a liability for any unrecognized tax amounts. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof. If applicable, the Fund recognizes interest accrued to unrecognized tax benefits in interest expense, and penalties in other expenses on the statement of operations. During the year, the Fund did not incur any interest or penalties.

DISTRIBUTION POLICY

Distribution proceeds for investors' liquidating interests in the Fund will be determined pursuant to the plan of liquidation as approved on March 24, 2009.

CAPITAL ACCOUNTS

Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of partners on the last day of each fiscal period in accordance with partners' respective investment percentages in the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

As of March 31, 2009, the Fund invested solely in Investment Funds and registered investment companies. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 1.00% to 2.00% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to 20% of the Investment Funds' net profits.

The investments in Investment Funds are subject to the terms of the respective offering documents. Income is net of the Fund's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

INVESTMENT FUNDS PAID FOR IN ADVANCE

Investment Funds paid for in advance represents contributions which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investment Funds paid for in advance on the Statement of Assets and Liabilities. There was no investment funds paid for in advance as of March 31, 2009.

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser is responsible for the day-to-day investment management of all of the Fund's assets, under the supervision of the Fund's Board.

The Fund pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Fund's net asset value at the end of such quarter. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Fund that take place during a given calendar quarter. The Fund incurred $510,795 of Advisory Fees for the year ended March 31, 2009, of which $34,199 was outstanding as of March 31, 2009.

SEI Global Services, Inc. serves as the Fund's administrator (the
"Administrator"). Under an agreement with the Administrator, the Fund pays the Administrator a fee equal to 0.29% (on an annualized basis) of the Fund's net asset value, as applicable, which is accrued and paid monthly.

All reasonable out of pocket expenses incurred by the Administrator on behalf of the Fund are billed to the Fund quarterly in arrears. The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. The Fund incurred $133,639 in administration fees during the year ended March 31, 2009, of which $8,423 was outstanding at March 31, 2009.

The Administrator also serves as the Fund's investor servicing agent, facilitating the provision by financial advisers and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of members' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and member liaison services as the Administrator

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

may reasonably request. The Fund will pay the investor servicing fee to the Administrator as a monthly fee computed at an annualized rate of up to 0.55% of the Fund's outstanding interests held by all investors. The Fund incurred $287,575 in investor servicing fees for the year ended March 31, 2009, of which $15,975 was outstanding at March 31, 2009.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian. The Fund pays the Custodian an annualized rate of 0.01% of the Fund's net asset value calculated and accrued monthly and paid to the Custodian quarterly. The Fund incurred $4,508 in custodian fees for the year ended March 31, 2009.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. The Distributor has not been compensated by the Fund for its services rendered under the Distribution Agreement.

The Adviser voluntarily agreed certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, prior to December 31, 2007, including the advisory fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value. Subsequent to December 31, 2007 the Adviser will continue to waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). During the year ended March 31, 2009, the Adviser waived fees of $464,548. Effective April 1, 2009, the Adviser of the Fund has voluntarily agreed that all fees charged by SEI and its affiliates to the Fund, including investor servicing fees, custody fees, advisory fees, and administrative fees shall be waived.

During the year ended March 31, 2009, the Fund received $3,000,000 of cash from SEI Opportunity Offshore Fund II, Ltd. The transfer of cash was in relation to two separate investment transactions, which occurred in July 2008 and August 2008. The underlying investment funds' managers utilized the proceeds, for the redemptions made by the Fund, as cash for subscriptions made into different funds offered by the investment funds' managers for SEI Opportunity Offshore Fund II, Ltd. Both transactions resulted in an realized gains for the Fund in the following manner:

                                                                REALIZED
HOLDER     AMOUNT     TRANSFERRED TO     DATE     INVESTMENT   GAIN/LOSS
------   ----------   --------------   --------   ----------   ---------
LP       $1,500,000       LTD II       07/01/08      Vicis      $245,309
LP       $1,500,000       LTD II       08/01/08   Maple Leaf    $ 14,416

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Fund, including risks relating to compensation arrangements and the limited liquidity of interests.

5. CAPITAL STRUCTURE

Capital accounts are established for each limited member. As of the last day of each fiscal period, the Fund allocates net profits or losses for that fiscal period to the capital accounts of all members (including the General Partner), in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

On December 24, 2008 the Fund offered to purchase for cash an amount of Limited Partnership Interests or portions of Limited Partnership Interests up to $7,000,000 at a price equal to the net asset value of the Partnership at March 31, 2009. The tender offer period expired on January 26, 2009. The Partnership received tender requests in the amount of $6,031,993, which were paid on April 30, 2009.

6. INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

                   SEI Opportunity Fund, L.P. (in liquidation)
                    Notes to Financial Statements (continued)
                                 March 31, 2009

7. INVESTMENT TRANSACTIONS

For the period of April 1, 2008 thorough March 31, 2009, purchases and sales of investments were $13,007,733 and $20,359,127, respectively.

At March 31, 2009, 7.97% Fund's net assets are in liquidation and 21.69% of the Fund's net assets were invested in Investment Funds that have partially or fully suspended redemptions. Some of the Investment Funds may hold a portion of their assets in "side pockets," which are sub-funds within the Investment Funds that have restrictive liquidity, potentially extending over a much longer period than the typical liquidity an investment in Investment Funds may provide.

Should the Fund seek to liquidate its investment in an Investment Fund that maintains side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the value of its investment could fluctuate based on adjustments of fair value of the side pocket as determined by the Investment Fund's investment manager. At March 31, 2009, 3.18% of the Fund's net assets were invested in side pockets maintained by the Investment Funds.

8. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                For the
                                              year ended       For the      For the      For the      For the period
                                            March 31, 2009   year ended   year ended   year ended      June 1, 2004
                                             (liquidation     March 31,    March 31,    March 31,        through
                                                 basis)         2008         2007         2006      March 31, 2005(3)
                                            --------------   ----------   ----------   ----------   -----------------
TOTAL RETURN (1)
Total return                                    (19.60)%       (0.26)%       8.43%        8.47%        5.06%(5)
                                               =======       =======      =======      =======       ======
   Net assets, end of period (000's)           $34,143       $57,448      $33,448      $16,680       $8,805
                                               =======       =======      =======      =======       ======
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers           (2.62)%       (2.23)%      (2.32)%      (1.97)%      (5.10)%(4)(6)
                                               =======       =======      =======      =======       ======
   Net investment loss, net of waivers           (1.70)%       (1.92)%      (1.91)%      (3.22)%      (1.90)%(4)(6)
                                               =======       =======      =======      =======       ======
Expense ratio:
   Operating expenses, before waivers (2)         2.91%         2.36%        2.46%        3.30%        5.18%(4)
                                               =======       =======      =======      =======       ======
   Operating expenses, net of waivers (2)         1.99%         2.05%        2.05%        2.05%        1.98%(4)
                                               =======       =======      =======      =======       ======
Portfolio turnover rate                          27.77%        (1.12)%(8)   16.97%(7)    50.19%(7)     8.08%(5)(7)
                                               =======       =======      =======      =======       ======

                   SEI Opportunity Fund, L.P. (in liquidation)
                   Notes to Financial Statements (continued)
                                 March 31, 2009

8. FINANCIAL HIGHLIGHTS (CONCLUDED)

(1) Total return is calculated for all the limited partners taken as a whole. An individual limited interest partner's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the Master Fund invested. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest partners taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest partner's capital may vary from these ratios based on the timing of capital transactions.

(3) The Fund did not receive any contributions, except for initial seed capital, or trade actively until June 1, 2004; information prior to June 1, 2004 is not considered meaningful.

(4)  Annualized.

(5)  Not Annualized.

(6) Net investment loss ratios exclude the reversal of organization fees of $65,441.

(7)  Represents portfolio turnover of the Master Fund.

(8) Represents the portfolio turnover from January 1 through March 31, 2008. From the period April 1, 2007 through December 31, 2007, the Fund invested it's assets in the SEI Opportunity Master Fund, L.P. The Master Fund's portfolio turnover for that period was 9.22%

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
                 Directors and Officers of the Fund (Unaudited)
                                 March 31, 2009

Set forth below are the Names, Age, Addresses, Position with the Fund, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Fund. The Fund's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                              PRINCIPAL             FUND
     NAME, AGE AND        LENGTH OF         OCCUPATION(S)         COMPLEX             OTHER
       ADDRESS OF            TIME          DURING PAST 5        OVERSEEN BY      DIRECTORSHIPS
INDEPENDENT DIRECTORS       SERVED             YEARS             DIRECTOR**    HELD BY DIRECTOR
-----------------------   ---------   ----------------------   -------------   -----------------
Nina Lesavoy (51)         Since       Founder and              Eighty          Trustee of SEI
840 Park Avenue           2003           Managing Director                        Daily Income
New York, NY                             of Avec Capital                          Trust, SEI
10021                                    since April 2008,                        Structured Credit
                                         Partner, Cue                             Fund, LP, SEI
                                         Capital since 2002.                      Asset Allocation
                                                                                  Trust, SEI
                                                                                  Institutional
                                                                                  Investments Trust,
                                                                                  SEI Institutional
                                                                                  International Trust,
                                                                                  SEI Institutional
                                                                                  Managed Trust,
                                                                                  SEI Liquid Asset
                                                                                  Trust, SEI Tax
                                                                                  Exempt Trust and
                                                                                  SEI Alpha Strategy
                                                                                  Portfolios, LP.

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
           Directors and Officers of the Fund (Unaudited) (continued)
                                 March 31, 2009

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                              PRINCIPAL             FUND
     NAME, AGE AND        LENGTH OF         OCCUPATION(S)         COMPLEX                   OTHER
       ADDRESS OF            TIME          DURING PAST 5        OVERSEEN BY              DIRECTORSHIPS
INDEPENDENT DIRECTORS       SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
-----------------------   ---------   ----------------------   -------------   ------------------------------
George J. Sullivan (66)   Since       Self Employed            Eighty          Trustee of State Street
7 Essex Green Drive,      2003           Consultant,                              Navigator Securities
Suite 52B                                Newfound                                 Lending Trust, The
Peabody, MA 01960                        Consultants Inc.,                        Advisors' Inner Circle
                                         since April 1997.                        Fund, The Advisors'
                                      Member of                                   Inner Circle Fund II,
                                         independent                              Bishop Street Funds,
                                         review                                   SEI Daily Income
                                         committee for                            Trust, SEI Structured
                                         SEI Investments                          Credit Fund, LP, SEI
                                         Group of                                 Asset Allocation
                                         International                            Trust, SEI Institutional
                                         Funds.                                   International Trust,
                                                                                  SEI Institutional
                                                                                  Investments Trust, SEI
                                                                                  Institutional Managed
                                                                                  Trust, SEI Liquid
                                                                                  Asset Trust, SEI Tax
                                                                                  Exempt Trust and SEI
                                                                                  Alpha Strategy
                                                                                  Portfolios, LP

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
           Directors and Officers of the Fund (Unaudited) (continued)
                                 March 31, 2009

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                              PRINCIPAL             FUND
     NAME, AGE AND        LENGTH OF         OCCUPATION(S)         COMPLEX                   OTHER
       ADDRESS OF            TIME          DURING PAST 5        OVERSEEN BY              DIRECTORSHIPS
INDEPENDENT DIRECTORS       SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
-----------------------   ---------   ----------------------   -------------   ------------------------------
James M. Williams (61)    Since       Vice President           Eighty          Trustee of Ariel Mutual
1200 Getty Drive,         2005           and Chief                                Funds, SEI Daily Income
Suite 400,                               Investment                               Trust., SEI Structured
Los Angeles, CA                          Officer, J. Paul                         Credit Fund, LP, SEI
90049-1681                               Getty Trust,                             Asset Allocation Trust,
                                         Non Profit                               SEI Institutional
                                         Foundation for                           Investments Trust, SEI
                                         Visual Arts,                             Institutional International
                                         since                                    Trust, SEI Institutional
                                         December 2002                            Managed Trust, SEI
                                         .                                        Liquid Asset Trust, SEI
                                                                                  Tax Exempt Trust and
                                                                                  SEI Alpha Strategy
                                                                                  Portfolios, LP.

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
           Directors and Officers of the Fund (Unaudited) (continued)
                                 March 31, 2009

                                                                 NUMBER OF
                                                               PORTFOLIOS IN
                                              PRINCIPAL             FUND
     NAME, AGE AND        LENGTH OF         OCCUPATION(S)         COMPLEX                   OTHER
       ADDRESS OF            TIME          DURING PAST 5        OVERSEEN BY              DIRECTORSHIPS
INDEPENDENT DIRECTORS       SERVED             YEARS             DIRECTOR**            HELD BY DIRECTOR
-----------------------   ---------   ----------------------   -------------   ------------------------------
Robert A. Nesher* (62)    Since       Chairman of the          Eighty          Trustee of The Advisors'
One Freedom               2003           Board, SEI                               Inner Circle Fund, The
Valley Drive                             Funds and The                            Advisors' Inner Circle
Oaks, PA 19456                           Advisor's Inner                          Fund II (f/k/a The Arbor
                                         Circle Fund.                             Fund), and Bishop Street
                                         Currently                                Funds, Director of SEI
                                         performs                                 Structured Credit Fund,
                                         various                                  LP, SEI Global Master
                                         services on                              Fund plc, SEI Islamic
                                         behalf of SEI                            Investment Fund, PLC,
                                         Investments for                          SEI Global Assets Fund
                                         which Mr.                                plc, SEI Global
                                         Nesher is                                Investments Fund plc, SEI
                                         compensated.                             Investments--Global
                                                                                  Funds Services, Limited,
                                                                                  SEI Investments Global,
                          Since       President of the                            Limited, SEI Investments
                          2005           Fund                                     (Europe) Ltd., SEI
                                                                                  Investments--Unit Trust
                                                                                  Management (UK)
                                                                                  Limited, SEI Multi-
                                                                                  Strategy Funds PLC and
                                                                                  SEI Global Nominee Ltd.
                                                                                  SEI Daily Income Trust,
                                                                                  SEI Asset Allocation
                                                                                  Trust, SEI Institutional
                                                                                  Managed Trust, SEI
                                                                                  Institutional Investments
                                                                                  Trust, SEI Institutional
                                                                                  International Trust, SEI
                                                                                  Liquid Asset Trust, SEI
                                                                                  Tax Exempt Trust and SEI
                                                                                  Alpha Strategy Portfolios,
                                                                                  LP.

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
           Directors and Officers of the Fund (Unaudited) (continued)
                                 March 31, 2009

                          POSITION(S) HELD WITH
                           THE MASTER FUND AND
       NAME AND              LENGTH OF TIME            PRINCIPAL OCCUPATION(S) DURING
   AGE OF OFFICERS               SERVED                         PAST 5 YEARS
---------------------   ------------------------   -------------------------------------
Karen Weiss (51)        Treasurer, since 2007      Operations analyst for the
                                                      Investments Management Unit
                                                      since 2005. Hedge fund
                                                      accounting manager from 2003 to
                                                      2005 for the Administrator.

Timothy D. Barto (41)   Vice President since       General Counsel, Vice President
                           2003. Secretary 2003,      and Secretary of the Adviser since
                           2008. Assistant            2004.
                           Secretary since 2008.

James Ndiaye (40)       Vice President and         Vice President and Assistant
                           Assistant Secretary,       Secretary of SIMC and the
                           since 2004                 Administrator since 2005; Vice
                                                      President, Deutsche Asset
                                                      Management, 2003 to 2004;

Aaron Buser (38)        Vice President and         Vice President and Assistant
                           Assistant Secretary,       Secretary of Adviser since 2007.
                           since June 2008            Associate at Stark & Stark
                                                      2004-2007.

Michael T. Pang (36)    Vice since 2005.           Vice President and Assistant
                           Assistant Secretary,       Secretary of SIMC and the
                           2005-2008,                 Administrator since 2005;
                           Secretary since 2008.      Counsel, Caledonian Bank &
                                                      Trust's Mutual Funds Group,
                                                      2004;

Sharon Berman (42 )     Vice President and         Partner at FSB Corporate Counsel
                           Assistant Secretary        Jan-Nov 2008, Senior Associate at
                           since March 2009.          Blank Rome, LLP March-Nov
                                                      2007, General Counsel at Global
                                                      Capital Advisors, Ltd. March
                                                      2000-Feb 2004.

Russell Emery (46)      Chief Compliance           Chief Compliance Officer of SEI
                           Officer, since 2006        Opportunity L.P, Bishop Street
                                                      Funds, The Advisors Inner Circle
                                                      Fund II since March 2006;
                                                      Director of Investment Product
                                                      Management and Development,
                                                      SIMC February 2003 - March
                                                      2006.

                   SEI Opportunity Fund, L.P. (in liquidation)
                             Additional Information
           Directors and Officers of the Fund (Unaudited) (continued)
                                 March 31, 2009

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust, SEI Alpha Strategy Portfolios, LP, SEI Structured Credit, L.P. and SEI Opportunity Fund, L.P.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Chief Executive Officer and its Chief Financial Officer. The Registrant has not made any amendments to this code of ethics during the period covered by this report, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:


                                         FISCAL 2009                                           FISCAL 2008
                     ---------------------------------------------------   ---------------------------------------------------
                                         All fees and     All other fees                       All fees and     All other fees
                       All fees and      services to     and services to     All fees and      services to     and services to
                     services to the       service           service       services to the       service           service
                       Partnership     affiliates that   affiliates that     Partnership     affiliates that   affiliates that
                      that were pre-      were pre-      did not require    that were pre-      were pre-      did not require
                         approved          approved        pre-approval        approved          approved        pre-approval
                     ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
(a) Audit Fees(1)        $23,625                N/A            N/A             $22,000              N/A                 N/A
(b) Audit-Related
    Fees                 $     0                N/A            N/A             $     0              N/A                 N/A
(c) Tax Fees             $     0                N/A            N/A             $     0              N/A                 N/A
(d) All Other Fees       $     0                N/A       $518,000(2)          $     0              N/A            $355,000(2)

Notes:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

     (2) Other fees and services not requiring pre-approval include amounts billed in fiscal year 2009 and 2008 related to services provided in connection with internal control reports issued pursuant to SAS No. 70.


SAS 70 reports on SEI operations.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

       The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval;
       (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or
       (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

       Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

       Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

       All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

       In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     FISCAL 2009   FISCAL 2008
                     -----------   -----------
Audit-Related Fees        0%            0%
Tax Fees                  0%            0%
All Other Fees            0%            0%

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $518,000 and $355,000 for the registrant's fiscal years ended March 31, 2009 and March 31, 2008, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to the Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragrph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's board of trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.   ESTABLISHMENT OF PROXY VOTING COMMITTEE

     1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel.

     2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

     3. The Committee shall meet as necessary to perform any of the activities set forth below.

     4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

     5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.   APPROVAL OF PROXY VOTING GUIDELINES

     1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

     2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

     3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.   CONFLICTS OF INTEREST

     1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

     2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

          a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

          b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

               1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                    - SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                    - SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

               2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

               3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any

----------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                    proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

          c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

               1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (2)

               2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

               3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

          d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

               1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

               2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

          e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

----------
(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.   ESTABLISHMENT OF PROXY VOTING COMMITTEE

     6. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel.

     7. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

     8. The Committee shall meet as necessary to perform any of the activities set forth below.

     9. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

     10. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.   APPROVAL OF PROXY VOTING GUIDELINES

     4. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

     5. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

C.   CIRCUMSTANCES WHERE SIMC WILL NOT VOTE PROXIES

     1. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

     2. In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). SIMC believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, SIMC generally will not vote those proxies subject to "share blocking." .

D.   CONFLICTS OF INTEREST

     3. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

     4. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

          a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

          b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

               1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                    - SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                    - SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

               2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

               3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(3) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

          f. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

               1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (4)

               2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

               3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

----------
(3) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

(4) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

          g. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

               1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

               2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

          h. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

Last Revised: May, 2009

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.   The Board of Directors

     1.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

          VOTES ON DIRECTOR NOMINEES ARE MADE ON A CASE-BY-CASE BASIS. FOR UNCONTESTED ELECTIONS, SIMC WILL GENERALLY VOTE FOR THE NOMINEES, ALTHOUGH THE VOTE MAY BE WITHHELD FOR SOME OR ALL OF THE NOMINEES IF AN ANALYSIS OF THE FACTORS DISCUSSED BELOW INDICATES THE BOARD OR NOMINEE HAS NOT SERVED THE ECONOMIC LONG-TERM INTERESTS OF THE SHAREHOLDERS. THE FACTORS TO CONSIDER INCLUDE:

          -    THE COMPANY'S LONG-TERM FINANCIAL PERFORMANCE;

          - INDEPENDENCE OF THE FULL BOARD AND KEY BOARD COMMITTEES (FULL INDEPENDENT AUDIT, NOMINATING AND COMPENSATION COMMITTEES);

          -    DIVERSITY OF THE BOARD;

          - NOMINEES' ATTENDANCE RECORDS (GENERALLY VOTES SHOULD BE WITHHELD FROM DIRECTORS WHO HAVE ATTENDED LESS THAN 75 PERCENT OF MEETINGS WITHOUT VALID REASON);

          -    DIRECTORS SERVING ON AN EXCESSIVE NUMBER OF OTHER BOARDS;

          -    CHAPTER 7 BANKRUPTCY, SEC VIOLATIONS, AND CRIMINAL OFFENSES;

          -    INTERLOCKING DIRECTORSHIPS;

          - EXECUTIVE COMPENSATION: HISTORY OF APPROVING EXCESSIVE COMPENSATION OR REPRICING UNDERWATER STOCK OPTIONS;

          - NO ACTION TAKEN BY THE BOARD IN RESPONSE TO MAJORITY VOTES ON SHAREHOLDER PROPOSALS.

     2.   VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          CONTESTED ELECTIONS OF DIRECTORS FREQUENTLY OCCUR WHEN A BOARD CANDIDATE OR SLATE RUNS FOR THE PURPOSE OF SEEKING A SIGNIFICANT CHANGE IN CORPORATE POLICY OR CONTROL. COMPETING SLATES WILL BE EVALUATED BASED UPON THE PERSONAL QUALIFICATIONS OF THE CANDIDATES, THE ECONOMIC IMPACT OF THE POLICIES THAT THEY ADVANCE, AND THEIR EXPRESSED AND DEMONSTRATED COMMITMENT TO THE INTERESTS OF ALL SHAREHOLDERS.

          VOTES IN A CONTESTED ELECTION OF DIRECTORS ARE EVALUATED ON A CASE-BY-CASE BASIS, CONSIDERING THE FOLLOWING FACTORS:

          - CONSIDERATION OF THE FACTORS DISCUSSED ABOVE FOR UNCONTESTED ELECTIONS;

          -    MANAGEMENT'S TRACK RECORD;

          -    BACKGROUND TO THE PROXY CONTEST;

          -    QUALIFICATIONS OF DIRECTOR NOMINEES (BOTH SLATES);

          - EVALUATION OF WHAT EACH SIDE IS OFFERING SHAREHOLDERS AS WELL AS THE LIKELIHOOD THAT THE PROPOSED OBJECTIVES AND GOALS CAN BE MET;

          -    STOCK OWNERSHIP POSITIONS; AND

          -    IMPACT ON STAKEHOLDERS.

     3.   CHAIRMAN AND CEO IS THE SAME PERSON

          Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

     4.   MAJORITY OF INDEPENDENT DIRECTORS

          - Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

          - Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

     5.   STOCK OWNERSHIP REQUIREMENTS

          - Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     6.   BOARD STRUCTURE

          -    Vote against proposals to classify the board.

          - Vote for proposals to repeal classified boards and elect all directors annually.

     7.   TERM OF OFFICE

          Generally vote against shareholder proposals to limit the tenure of outside directors.

     8.   CUMULATIVE VOTING

          -    Generally vote for proposals to permit cumulative voting.

          -    Vote against proposals to eliminate cumulative voting.

     9.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          - Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty,
               (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

          - Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

          - For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

     10.  INDEMNIFICATION

          SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

          - Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          - Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.   Changes in Control

     1.   POISON PILLS

          Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

          - Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          - Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

     2.   GREENMAIL

          Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

          - Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          - Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     3.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

          - Vote against proposals that provide that directors may be removed only for cause.

          - Vote for proposals to restore shareholder ability to remove directors with or without cause.

          - Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          - Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

          -    Vote for proposals that seek to fix the size of the board.

          - Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          - Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.   MERGERS AND CORPORATE RESTRUCTURINGS

     1.   MERGERS AND ACQUISITIONS

          Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

          -    anticipated financial and operating benefits;

          -    offer price (cost vs. premium);

          -    prospects of the combined companies;

          -    how the deal was negotiated;

          - changes in corporate governance and their impact on shareholder rights;

          -    impact on community stakeholders and workforce.

     2.   FAIR PRICE PROVISIONS

          Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

          - Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          - Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   CORPORATE RESTRUCTURING

          Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

     4.   APPRAISAL RIGHTS

          Vote for proposals to restore, or provide shareholders with, rights of appraisal.

     5.   SPIN-OFFS

          Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     6.   ASSET SALES

          Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     7.   LIQUIDATIONS

          Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     8.   CHANGING CORPORATE NAME

          Vote for changing the corporate name if proposed or supported by management.

D.   SHAREHOLDER RIGHTS

     1.   CONFIDENTIAL VOTING

          - Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

          -    Vote for management proposals to adopt confidential voting.

     2.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          - Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          - Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     3.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          - Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          - Vote for proposals to allow or make easier shareholder action by written consent.

     4.   EQUAL ACCESS

          Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     5.   UNEQUAL VOTING RIGHTS

     -    Vote against dual class exchange offers.

     -    Vote against dual class recapitalizations.

     6.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
          BYLAWS

          - Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          - Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     7.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

          - Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          - Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     8.   REIMBURSE PROXY SOLICITATION EXPENSES

          Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.   CAPITAL STRUCTURE

     1.   COMMON STOCK AUTHORIZATION

          - Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

          - Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

          - Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

          - Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

          - Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

     2.   REVERSE STOCK SPLITS

          Generally vote for a reverse stock split if management provides a reasonable justification for the split.

     3.   BLANK CHECK PREFERRED AUTHORIZATION

          The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

          - Generally vote against proposals that would authorize the creation of blank check preferred stock.

          - Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

          - Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

          - Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     4.   ADJUST PAR VALUE OF COMMON STOCK

          - Vote for management proposals to reduce the par value of common stock.

     5.   PREEMPTIVE RIGHTS

          - Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

     6.   DEBT RESTRUCTURING

          Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

          - dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

          - change in control - will the transaction result in a change in control of the company?

          - bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.   EXECUTIVE AND DIRECTOR COMPENSATION

     1.   STOCK OPTION PLANS

          VOTE ON A CASE-BY-CASE BASIS ON STOCK OPTION PLANS. WHEN EVALUATING STOCK OPTION PLANS, REVIEW THE FOLLOWING FACTORS:

          - STOCK OPTION AND OTHER FORMS OF COMPENSATION SHOULD BE PERFORMANCE-BASED WITH AN EYE TOWARD IMPROVING SHAREHOLDER VALUE.

          - SUPPORT OPTION PLANS THAT PROVIDE CHALLENGING PERFORMANCE OBJECTIVES AND SERVE TO MOTIVATE EXECUTIVES TO EXCELLENT PERFORMANCE, AND OPPOSE PLANS THAT OFFER UNREASONABLE BENEFITS TO EXECUTIVES THAT ARE NOT AVAILABLE TO ANY OTHER SHAREHOLDERS.

          - WHETHER THE PROPOSED PLAN IS BEING OFFERED AT FAIR MARKET VALUE, OR AT A DISCOUNT; EXCESSIVELY DILUTES THE EARNINGS PER SHARE OF THE OUTSTANDING SHARES; AND GIVES MANAGEMENT THE ABILITY TO REPLACE OR REPRICE "UNDERWATER" OPTIONS, WHICH IS NOT AVAILABLE TO ANY OTHER SHAREHOLDERS.

          - WHETHER THE OPTION PLAN IS GENERALLY AVAILABLE TO OTHER MANAGERS AND EMPLOYEES IN THE COMPANY.

          - any other features of the plan that may not be in shareholders' best interest.

          - generally, vote for proposals that seek to provide for indexed and/or premium priced options.

     2.   OBRA-RELATED COMPENSATION PROPOSALS

          The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

          - Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

          - Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

          - Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

          - Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

     3.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

          - Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

          - Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

          - Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

     4.   GOLDEN AND TIN PARACHUTES

          Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

          - Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

          - Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

     5.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.   SOCIAL AND ENVIRONMENTAL ISSUES

     1.   SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

          Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

          - whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          -    the percentage of sales, assets and earnings affected;

          - the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          - whether the issues presented should be dealt with through government or company-specific action;

          - whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          - whether the company's analysis and voting recommendation to shareholders is persuasive;

          -    what other companies have done in response to the issue;

          -    whether the proposal itself is well framed and reasonable;

          - whether implementation of the proposal would achieve the objectives sought in the proposal; and

          - whether the subject of the proposal is best left to the discretion of the board.

          Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

     2.   SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

          - VOTE FOR THESE PROPOSALS WHEN THEY APPEAR TO OFFER A POTENTIALLY EFFECTIVE METHOD FOR ENHANCING SHAREHOLDER VALUE.

     3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

          - VOTE FOR PROPOSALS CALLING FOR ACTION ON EQUAL EMPLOYMENT OPPORTUNITY AND ANTIDISCRIMINATION.

          - VOTE FOR LEGAL AND REGULATORY COMPLIANCE AND PUBLIC REPORTING RELATED TO NON-DISCRIMINATION, AFFIRMATIVE ACTION, WORKPLACE HEALTH AND SAFETY, ENVIRONMENTAL ISSUES, AND LABOR POLICIES AND PRACTICES THAT EFFECT LONG-TERM CORPORATE PERFORMANCE.

          -    Vote for nondiscrimination in salary, wages and all benefits.

     4.   NON-DISCRIMINATION IN RETIREMENT BENEFITS

          -    Support non-discrimination in retirement benefits.

     5.   "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

          The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

          - Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     7.   CONTRACT SUPPLIER STANDARDS

          - vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     8.   CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

          - Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

          - Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

          -    Support implementation and reporting on ILO codes of conduct.

          - support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.   OTHER MISCELLANEOUS MATTERS

     1.   RATIFYING AUDITORS

          Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

     2.   VOTING ON STATE TAKEOVER STATUTES

          Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

          Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

     3.   APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

          Vote against proposals to approve other business that may arise at the shareholder meeting.

     4.   ADJOURNING SHAREHOLDER MEETINGS

          Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation (the "Adviser" or "SIMC"), an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the adviser to the SEI Opportunity Fund, L.P. (the "Fund").The Adviser is responsible for the day-to-day investment management of all of the Fund's assets.

COMPENSATION. The Fund pays the Adviser a fee based on the assets under management of the Fund as set forth in an investment advisory agreement between the Adviser and the Fund. The Adviser pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The portfolio manager of the Adviser is paid a base salary plus bonus compensation across all alternative investment strategies determined as follows:

The majority of the portfolio manager's bonus compensation is based upon three performance factors. The most significant factor is based upon an evaluation of the portfolio manager's performance managing the Fund over the past one and three year periods, such performance being benchmarked against "risk-free" benchmarks (e.g., LIBOR and 3-month treasury bills). The second factor is based upon the growth of assets in SIMC's alternative fund products. The third is based upon a qualitative review of the portfolio manager's overall contribution to the profitability of SIMC's alternative fund products. A smaller portion of the portfolio manager's bonus compensation is tied to the corporate performance of SEI Investments, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI Investments and not SIMC.

OWNERSHIP OF FUND SHARES. As of the end of the Fund's most recently completed fiscal years, the portfolio manager did not beneficially own any shares of the Fund.

OTHER ACCOUNTS. As of March 31, 2009, in addition to the Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

                                                       OTHER POOLED
              REGISTERED INVESTMENT COMPANIES       INVESTMENT VEHICLES           OTHER ACCOUNTS
              -------------------------------   --------------------------   ------------------------
PORTFOLIO         NUMBER OF                     NUMBER OF                    NUMBER OF
MANAGER            ACCOUNTS   TOTAL ASSETS       ACCOUNTS    TOTAL ASSETS     ACCOUNTS   TOTAL ASSETS
-----------       ---------   ------------      ---------   --------------   ---------   ------------
KEITH PIVIK           0            $0               4*      $1,536,330,626*   0          $0

* Although the accounts listed above do not pay performance-based advisory fees, certain clients in these accounts may pay performance-based advisory fees, as described below.

CONFLICTS OF INTERESTS. In addition to acting as the portfolio manager of the Fund , the portfolio manager manages the SEI Offshore Opportunity Fund Ltd., a Cayman Islands Company, and the SEI Offshore Opportunity Fund II Ltd., a Cayman Islands Company (together, the "Offshore Funds"), the SEI Advanced Strategy Series SPC, a Cayman Islands Segregated Portfolio Company ("SPC Fund"), the SEI Global Private Equity 2005 Fund, L.P., a Delaware limited partnership, and the SEI Global Private Equity Fund II (2007), L.P., a Delaware limited partnership (together, the "Private Equity Funds"). The Offshore Funds invest substantially all of their assets in various Hedge Funds. The portfolio manager considers the objectives of the Fund, the Offshore Funds and each fund's investors as a whole when making decisions with respect to the selection, structuring and sale of hedge fund investments. It is inevitable, however, that such decisions may be more beneficial for one investor than for another investor due to the differences in the investment preferences, tax status and regulatory status of such investors. Conflicts of interest may arise from the fact that the portfolio manager may manage other investment funds, including, but not limited to, the SPC Fund and the Private Equity Funds, in which the Fund will have no interest.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Opportunity Fund, L.P.


By (Signature and Title)                /S. ROBERT A. NESHER
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /S. ROBERT A. NESHER
                                        ----------------------------------------
                                        Robert A. Nesher
                                        President

Date: June 8, 2009


By (Signature and Title)                /S/ KAREN WEISS
                                        ----------------------------------------
                                        Karen Weiss
                                        Treasurer

Date: June 8, 2009